Income Taxes (Details) $ in Millions			12 Months Ended
	Apr. 01, 2018 USD ($)	Apr. 01, 2018 HKD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Taxes [Line Items]
Profit tax rate	16.50%	16.50%	16.50%	16.50%	16.50%
Percentage of assessable profits	16.50%	16.50%
Assessable profits (in Dollars)		$ 2
Assessable profits in excess	$ 255,630	$ 2
Hong Kong [Member]
Income Taxes [Line Items]
Percentage of assessable profits	8.25%	8.25%